Employee Defined Contribution Plan and Employee Optimization Program - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Defined Contribution Plan Disclosure [Line Items]
Amounts incurred for employee defined contribution plan	¥ 668,457	$ 104,895	¥ 490,245	¥ 660,414
Estimated amount	¥ 178,732	$ 28,046
Minimum
Defined Contribution Plan Disclosure [Line Items]
Unpaid employee severance term	1 month	1 month
Maximum
Defined Contribution Plan Disclosure [Line Items]
Unpaid employee severance term	3 months	3 months
Cost of Revenues
Defined Contribution Plan Disclosure [Line Items]
Employee severance costs	¥ 25,709	$ 4,034
Selling, General and Administrative Expenses
Defined Contribution Plan Disclosure [Line Items]
Employee severance costs	54,334	8,526
Research and Development Expense
Defined Contribution Plan Disclosure [Line Items]
Employee severance costs	¥ 98,689	$ 15,486